Segment and geographic information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total gross revenues	$ 47,652,573	$ 94,954,443	$ 185,150,024
Less: sales taxes	(106,962)	(199,721)	(439,144)
Total revenues, net	47,545,611	94,754,722	184,710,880
Electronic Learning Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	24,637,772	44,137,557	40,902,630
Health Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	8,101,683	9,876,415	10,098,466
Collectible Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	5,646,352	15,413,624	29,642,629
Mobile Phones [Member]
Segment Reporting Information [Line Items]
Total gross revenues	5,032,111	6,000,241	25,923,877
Kitchen and Household [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,591,090	9,809,998	27,008,095
Fitness Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	765,679	4,554,072	38,427,278
Cosmetic Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	220,364	853,133	2,311,099
Consumer Electronics Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	88,811	61,161	807,764
Auto Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	49,461	191,314	323,920
Other Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	$ 1,519,250	$ 4,056,928	$ 9,704,266